Income Taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
Income before income tax expense for the years ended December 31, 2023, 2022 and 2021 consisted of:

(in thousands)	2023	2022	2021

Pretax income in the Netherlands	$18,591	$14,551	$7,062
Pretax income from foreign operations	411,218	498,050	618,771
Total income before income tax expense	$429,809	$512,601	$625,833
Income tax expense for the years ended December 31, 2023, 2022 and 2021 are as follows:

(in thousands)	2023	2022	2021

Current:
The Netherlands	$11,393	$9,672	$1,714
Foreign	66,382	89,321	116,808
	77,775	98,993	118,522
Deferred:
The Netherlands	(5,535)	(683)	(1,776)
Foreign	16,266	(8,920)	(3,512)
	10,731	(9,603)	(5,288)
Total income tax expense	$88,506	$89,390	$113,234
The Netherlands' statutory income tax rate, the income tax rate of our country of domicile, was 25.8% for the years ended
December 31, 2023 and 2022 and 25% for the year ended December 31, 2021. Income from foreign subsidiaries is generally taxed at the statutory income tax rates applicable in the respective countries of domicile.
The principal items comprising the differences between income taxes computed at the Netherlands' statutory income tax rate and our effective tax rate for the years ended December 31, 2023, 2022 and 2021 are as follows:

	2023	2022	2021

The Netherlands' statutory income tax rate	25.8%	25.8%	25.0%
Taxation of foreign operations, net(1)	(7.6)	(4.9)	(3.0)
Unrecognized tax benefits(2)	3.1	0.9	1.6
Excess tax benefit related to share-based compensation	(0.3)	(0.5)	(1.0)
Prior year taxes	0.3	(1.1)	0.6
Government incentives(3)	(1.0)	(0.5)	(0.6)
Changes in tax laws and rates	0.2	(0.2)	(0.4)
Tax impact from nondeductible (deductible) items	1.3	(1.9)	0.2
Valuation allowance	(1.8)	0.0	(4.4)
Other items, net	0.6	(0.2)	0.1
Effective tax rate	20.6%	17.4%	18.1%
(1)Our effective tax rate reflects our global operations where certain income or loss is taxed at rates higher or lower than the Netherlands’ statutory income tax rate as well as the benefit of some income being partially exempt from income taxes. These foreign tax benefits are due to a combination of favorable tax laws, regulations and exemptions in certain jurisdictions. Partial tax exemptions exist on foreign income primarily derived from operations in Germany. Further, we have intercompany financing arrangements in which the intercompany income is nontaxable in Dubai or partially exempt or subject to lower statutory income tax rates.
(2)Unrecognized tax benefits include the impact from reassessment of accruals for tax contingencies, primarily related to ongoing taxing authority examinations.
(3)Government incentives include tax credits in the U.S. relating to research and development expense.
We conduct business globally and, as a result, file numerous consolidated and separate income tax returns in the
Netherlands, Germany and the U.S. federal jurisdiction, as well as in various other state and foreign jurisdictions. In the normal course of business, we are subject to examination by taxing authorities throughout the world. Tax years in the
Netherlands are potentially open back to 2011 for income tax examinations by the Netherlands taxing authority. The
German group is open to examination for the tax years starting in 2017 and in 2022, the German taxing authority commenced an examination covering the 2017 to 2019 tax years. The U.S. consolidated group is subject to federal and most state income tax examinations by taxing authorities beginning with the year ending December 31, 2020 through the current period. In late 2023, the U.S. Internal Revenue Service commenced a U.S. federal income tax examination for the periods 2014 to 2020. The examination was triggered by our 5-year net operating loss carryback under the CARES Act.
Our other subsidiaries, with few exceptions, are no longer subject to income tax examinations by taxing authorities for years before 2019.
Changes in the amount of unrecognized tax benefits for the years ended December 31, 2023, 2022 and 2021 are as follows:

(in thousands)	2023	2022	2021

Balance at beginning of year	$79,283	$103,618	$100,092
Additions based on tax positions related to the current year	9,632	9,754	6,629
Additions for tax positions of prior years	7,839	4,544	5,036
Decrease for tax position of prior years	(3,832)	(8,958)	(266)
Decrease related to settlements	(119)	(23,346)	—
Decrease due to lapse of statute of limitations	—	(580)	(344)
Increase (decrease) from currency translation	2,755	(5,749)	(7,529)
Balance at end of year	$95,558	$79,283	$103,618
At December 31, 2023 and 2022, our net unrecognized tax benefits totaled approximately $95.6 million and $79.3 million, respectively, which, if recognized, would favorably affect our effective tax rate in any future period. It is reasonably possible that approximately $30.8 million of the unrecognized tax benefits may be released or utilized during the next 12 months due to lapse of statute of limitations or settlements with taxing authorities. However, various events could cause our current expectations to change in the future. The above unrecognized tax benefits, if ever recognized in the financial statements, would be recorded in the statements of income as part of income tax expense.
Our policy is to recognize interest accrued related to income taxes in interest expense and penalties within income tax expense. For the years ended December 31, 2023, 2022 and 2021, we recognized income for interest and penalties of
$0.4 million, $0.4 million and $0.6 million, respectively. At December 31, 2023 and 2022, we have accrued interest and penalties of $3.3 million and $3.5 million, respectively, which are not included in the table above.
At December 31, 2023 and 2022, in the consolidated balance sheets, we have recorded deferred tax assets of
$38.6 million and $56.3 million in other long-term assets and deferred tax liabilities of $12.8 million and $17.5 million in other long-term liabilities, respectively. The components of the net deferred tax assets at December 31, 2023 and 2022 are as follows:

(in thousands)	2023	2022

Deferred tax assets:
Net operating loss and tax credit carryforwards	$42,944	$53,155
Intangible assets	30,084	33,510
Accrued and other liabilities	25,375	27,544
Share-based compensation	25,598	21,792
Property, plant and equipment	2,249	4,032
Convertible notes	2,173	3,621
Inventories	4,268	3,003
Disallowed interest carryforwards	1,157	1,511
Other	7,133	6,479
Total deferred tax assets before valuation allowance	140,981	154,647
Valuation allowance	(13,214)	(21,265)
Total deferred tax assets, after valuation allowance	$127,767	$133,382

Deferred tax liabilities:
Intangible assets	($50,723)	($55,921)
Property, plant and equipment	(46,536)	(33,847)
Inventories	(579)	(820)
Other	(4,178)	(3,997)
Total deferred tax liabilities	($102,016)	($94,585)

Deferred tax assets, net	$25,751	$38,797
As of December 31, 2023, the valuation allowance principally relates to net operating loss carryforwards. A deferred tax asset can only be recognized to the extent it is "more likely than not" that the assets will be realized. Judgments around realizability depend on the availability and weight of both positive and negative evidence.
At December 31, 2023, we had $486.4 million in total net operating loss (NOL) carryforwards which included $144.1 million for the U.S., $237.3 million for Germany, $30.5 million for the U.K., $15.2 million for the Netherlands, and
$59.3 million for other foreign jurisdictions. The NOL carryforwards in Germany, the Netherlands and the U.K.
carryforward indefinitely. The entire NOL carryforward in the U.S. is subject to limitations under Section 382 of the U.S.
Internal Revenue Code which limits the amount that can be used each year. The NOL carryforwards in the U.S. expire between 2024 and 2034. NOL carryforwards of $21.3 million in other foreign jurisdictions expire between 2024 and
2031 while the remainder can be carried forward indefinitely. At December 31, 2023, tax credits total $6.7 million and expire between 2032 and 2041.
The changes in the valuation allowance for the years ended December 31, 2023, 2022 and 2021 were as follows:

(in thousands)	2023	2022	2021

Balance at beginning of year	($21,265)	($21,326)	($37,332)
Additions charged to income tax expense	(2,015)	(4,470)	(620)
Deductions charged to income tax expense	9,719	4,287	28,251
Additions charged to additional paid-in capital	—	—	(13,513)
Currency translation	347	244	1,888
Balance at end of year	($13,214)	($21,265)	($21,326)
In 2021, $13.5 million of the valuation allowance, which had been established in additional paid-in capital in 2020 related to the 2027 Convertible Notes, was reversed due to adopting ASU 2020-06.
As of December 31, 2023, a deferred tax liability has not been recognized for residual income taxes in the Netherlands on the undistributed earnings of the majority of our foreign subsidiaries as these earnings are considered to be either indefinitely reinvested or can be repatriated tax free under the Dutch participation exemption. The indefinitely reinvested earnings retained by our subsidiaries that would be subject to tax if distributed amounted to $1.2 billion at December 31,
2023. Estimating the amount of the unrecognized deferred tax liability on indefinitely reinvested foreign earnings is not practicable. Should the earnings be remitted as dividends, we may be subject to taxes including withholding tax. We have
$14.5 million of undistributed earnings that we do not consider indefinitely reinvested and have recorded a deferred tax liability at December 31, 2023 and 2022 of $0.7 million and $1.0 million, respectively.